Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
5.	Goodwill and Intangible Assets

The following summarizes the Companies’ intangibles assets as of March 31, 2024 and December 31, 2023:

	March 31,	December 31,
	2024	2023
Client List	$2,071,000	$2,071,000
Noncompete Agreement	398,300	398,300
Trademark	1,117,200	1,117,200
Other Intangible Assets	45,836	45,836
Accumulated amortization	(1,327,322)	(1,119,308)
	$2,305,014	$2,513,028

Amortization expense was $208,014 and $180,124 for the three months ended March 31, 2024 and December 31, 2023, respectively.

Expected future amortization expense of intangible assets as of March 31, 2024, is as follows:

Remainder of 2024	578,763
2025	664,166
2026	600,139
2027	379,382
2028	82,564
$2,305,014

4.	Goodwill and Intangible Assets

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022::

Goodwill as of December 31, 2021	$1,610,843
Acquisitions	6,003,710
Goodwill as of December 31, 2022	7,614,553
Acquisitions	533,037
Goodwill as of December 31, 2023	$8,147,590

There was no goodwill impairment recognized in the years ended December 31, 2023 and 2022.

The following summarizes the Company’s intangibles assets not including goodwill as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Client List	$2,071,000	$1,851,000
Noncompete Agreement	398,300	354,300
Trademark	1,117,200	852,700
Other Intangible Assets	45,836	41,819
Accumulated amortization	(1,119,308)	(370,245)
	$2,513,028	$2,729,574

Amortization expenses were $749,062 and $332,240 for the years ended December 31, 2023 and 2022, respectively.

Expected future amortization expense of intangible assets as of December 31, 2023 is as follows:

2024	$786,776
2025	664,166
2026	600,139
2027	379,382
2028	82,564
$2,513,028